LEASES (Tables)	6 Months Ended
Dec. 31, 2024
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Rights of use lease assets	¥23,547,193	¥22,014,961	$3,016,037
Less: impairment	—	—	—
Rights of use lease assets, net	¥23,547,193	¥22,014,961	$3,016,037

Operating lease liabilities – current	¥3,741,247	¥3,891,976	$533,198
Operating lease liabilities – non-current	3,971,285	2,781,196	381,022
Total operating lease liabilities	¥7,712,532	¥6,673,172	$914,220

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

	June 30,	December 31,
	2024	2024
		RMB
	RMB	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	34.08	35.41
Weighted average discount rate	5.0%	3.0%

Schedule of maturities of lease liabilities

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2025	¥4,016,688	$550,283
2026	2,291,689	313,960
2027	542,922	74,380
Total lease payments	6,851,299	938,623
Less: imputed interest	(178,127)	(24,403)
Present value of lease liabilities	6,673,172	914,220
Less: operating lease liabilities – current	3,891,976	533,198
Operating lease liabilities – non-current	¥2,781,196	$381,022